Financial assets at FVTPL - Additional Information (Details) $ / shares in Units, ¥ in Millions, $ in Millions		12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jul. 31, 2024 $ / shares	Jun. 30, 2024 CNY (¥)
Financial assets at fair value through profit or loss [Line Items]
Subscription of common share value | $	$ 20.0
Par value per share				$ 0.00001
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	$ 20.0				¥ 138.7
Financial assets at fair value through profit or loss, category [member]
Financial assets at fair value through profit or loss [Line Items]
Company recognized loss		$ 11.9	¥ 84.6
Ordinary shares [member]
Financial assets at fair value through profit or loss [Line Items]
Subscription of common share | shares	4,416,000
Par value per share	$ 4.53			$ 0.00001